UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22380

Investment Company Act File Number

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Bond and Option Strategies Fund

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 88.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.3%
Vermont Municipal Bond Bank, 4.00%, 12/1/17(1)	$2,515	$2,780,785
Vermont Municipal Bond Bank, 5.00%, 12/1/19	705	837,117

		$3,617,902

Education — 2.3%
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 10/15/20	$2,000	$2,414,320
New York State Dormitory Authority, 5.00%, 7/1/21	1,000	1,197,350

		$3,611,670

Electric Utilities — 0.8%
North Carolina Municipal Power Agency No.1, (Catawba Electric), 5.00%, 1/1/20	$1,000	$1,171,990

		$1,171,990

Escrowed/Prerefunded — 3.8%
Frederick County, MD, Escrowed to Maturity, 4.00%, 2/1/15	$50	$50,652
Maryland, Prerefunded to 8/1/19, 5.00%, 8/1/20	5,000	5,910,200

		$5,960,852

General Obligations — 46.0%
Alexandria, VA, 4.00%, 7/1/16	$2,980	$3,172,329
Arkansas, 5.00%, 6/15/21	5,000	6,066,450
Baltimore County, MD, 5.00%, 8/1/21	2,385	2,898,204
Beaufort County, SC, School District, 5.00%, 3/1/19	5,370	6,275,812
Bedford, MA, 4.00%, 8/15/16	1,380	1,474,254
Carrollton, TX, 3.00%, 8/15/15	100	102,469
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/17	2,010	2,246,497
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	3,050	3,625,931
Frederick County, MD, 4.00%, 2/1/15	505	511,656
Georgia, 5.00%, 7/1/17	600	672,930
Georgia, 5.00%, 7/1/19	3,070	3,623,674
Hopkinton, MA, 4.00%, 7/15/16	240	255,187
Liberty Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	315	275,030
Maricopa County, AZ, Community College District, 3.00%, 7/1/18	1,605	1,730,623
Massachusetts, 5.50%, 10/1/15	400	421,560
New York, 5.00%, 4/15/15	500	513,250
Pennsylvania Economic Development Financing Authority, (Unemployment Compensation Revenue), 5.00%, 7/1/18	5,000	5,759,750
Pennsylvania Economic Development Financing Authority, (Unemployment Compensation Revenue), 5.00%, 1/1/20	875	1,024,389
Richardson, TX, 5.00%, 2/15/18	2,890	3,295,438
Texas Public Finance Authority, 5.00%, 10/1/20	2,500	3,008,425
Utah, 5.00%, 7/1/19(1)	3,300	3,896,838
Wake County, NC, 5.00%, 3/1/21	2,000	2,417,460
Washington, 5.00%, 8/1/21	10,000	12,044,200
Washington Suburban Sanitary District, MD, (Montgomery and Prince George’s Counties), 5.00%, 6/1/20	2,500	2,996,000
Wisconsin, 5.00%, 5/1/20	2,255	2,685,976
Wisconsin, 5.00%, 5/1/21	1,000	1,201,040

		$72,195,372

Hospital — 4.8%
Allen County, OH, Hospital Facilities (Catholic Health Partners), 5.00%, 9/1/20	$6,500	$7,581,275

		$7,581,275

Security			Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 4.1%
California Public Works Board, 5.00%, 9/1/20			$4,470	$5,342,142
Orange County, FL, School Board, 5.00%, 8/1/16			500	539,945
Orange County, FL, School Board, 5.00%, 8/1/19			500	582,510

				$6,464,597

Other Revenue — 2.0%
Texas Public Finance Authority, (Unemployment Compensation), 4.00%, 1/1/18			$3,000	$3,186,690

				$3,186,690

Special Tax Revenue — 0.9%
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/19			$1,160	$1,355,669

				$1,355,669

Transportation — 15.6%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/21			$1,350	$1,654,546
New York State Thruway Authority, 5.00%, 4/1/18(1)			20,000	22,810,400

				$24,464,946

Water and Sewer — 5.4%
Denver City and County, CO, Board of Water Commissioners, 5.00%, 12/15/14			$1,340	$1,353,829
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/22			2,985	3,445,884
Massachusetts Water Pollution Abatement Trust, 4.00%, 8/1/17			1,860	2,039,658
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/21			1,415	1,699,641

				$8,539,012

Total Tax-Exempt Municipal Securities — 88.0% (identified cost $132,531,288)				$138,149,975

Taxable Municipal Securities — 7.3%

Security			Principal Amount (000’s omitted)	Value
Education — 5.0%
University of California, 3.154%, 5/15/21			$2,395	$2,482,106
University of North Carolina at Chapel Hill, 0.759%, 12/1/16(2)			1,255	1,256,180
University of North Carolina at Chapel Hill, 1.317%, 12/1/17(2)			950	954,018
University of North Carolina at Chapel Hill, 1.798%, 12/1/18(2)			1,540	1,542,926
University of North Carolina at Chapel Hill, 2.098%, 12/1/19(2)			1,135	1,142,911
University of North Carolina at Chapel Hill, 2.355%, 12/1/20(2)			500	501,565

				$7,879,706

General Obligations — 2.3%
Texas, 1.666%, 10/1/18			$3,500	$3,520,405

				$3,520,405

Total Taxable Municipal Securities — 7.3% (identified cost $11,348,964)				$11,400,111

Call Options Purchased — 0.0%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	131	$2,125	10/3/14	$327
S&P 500 Index	133	2,110	10/10/14	997
S&P 500 Index	131	2,140	10/18/14	655
S&P 500 Index	131	2,105	10/24/14	1,965

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	132	$2,140	10/1/14	$—
S&P 500 Index FLEX	131	2,135	10/6/14	1
S&P 500 Index FLEX	133	2,115	10/8/14	19
S&P 500 Index FLEX	133	2,110	10/13/14	264
S&P 500 Index FLEX	132	2,132	10/15/14	213
S&P 500 Index FLEX	110	2,125	10/20/14	757
S&P 500 Index FLEX	130	2,120	10/22/14	1,506
S&P 500 Index FLEX	131	2,120	10/27/14	3,999

Total Call Options Purchased (identified cost $46,075)				$10,703

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	131	$1,820	10/3/14	$2,947
S&P 500 Index	133	1,795	10/10/14	10,640
S&P 500 Index	131	1,840	10/18/14	40,610
S&P 500 Index	131	1,780	10/24/14	34,060
S&P 500 Index FLEX	132	1,825	10/1/14	—
S&P 500 Index FLEX	131	1,835	10/6/14	1,601
S&P 500 Index FLEX	133	1,800	10/8/14	1,541
S&P 500 Index FLEX	133	1,790	10/13/14	5,632
S&P 500 Index FLEX	132	1,820	10/15/14	15,164
S&P 500 Index FLEX	110	1,820	10/20/14	24,263
S&P 500 Index FLEX	130	1,795	10/22/14	24,268
S&P 500 Index FLEX	131	1,790	10/27/14	39,373

Total Put Options Purchased (identified cost $375,394)				$200,099

Short-Term Investments — 6.2%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)			$9,790	$9,790,357

Total Short-Term Investments — 6.2% (identified cost $9,790,357)				$9,790,357

Total Investments — 101.6% (identified cost $154,092,078)				$159,551,245

Call Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	131	$2,030	10/3/14	$(982)
S&P 500 Index	133	2,015	10/10/14	(25,935)
S&P 500 Index	131	2,040	10/18/14	(12,773)
S&P 500 Index	131	2,010	10/24/14	(110,695)
S&P 500 Index FLEX	132	2,040	10/1/14	—
S&P 500 Index FLEX	131	2,035	10/6/14	(2,720)
S&P 500 Index FLEX	133	2,020	10/8/14	(18,665)
S&P 500 Index FLEX	133	2,015	10/13/14	(54,822)
S&P 500 Index FLEX	132	2,032	10/15/14	(28,897)
S&P 500 Index FLEX	110	2,030	10/20/14	(42,079)
S&P 500 Index FLEX	130	2,025	10/22/14	(69,846)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	131	$2,025	10/27/14	$(98,409)

Total Call Options Written — (0.3)% (premiums received $1,072,931)				$(465,823)

Put Options Written — (0.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	131	$1,915	10/3/14	$(21,288)
S&P 500 Index	133	1,890	10/10/14	(49,875)
S&P 500 Index	131	1,940	10/18/14	(185,365)
S&P 500 Index	131	1,875	10/24/14	(100,870)
S&P 500 Index FLEX	132	1,925	10/1/14	(75)
S&P 500 Index FLEX	131	1,935	10/6/14	(38,189)
S&P 500 Index FLEX	133	1,895	10/8/14	(21,052)
S&P 500 Index FLEX	133	1,885	10/13/14	(39,426)
S&P 500 Index FLEX	132	1,920	10/15/14	(90,913)
S&P 500 Index FLEX	110	1,915	10/20/14	(98,285)
S&P 500 Index FLEX	130	1,890	10/22/14	(91,987)
S&P 500 Index FLEX	131	1,885	10/27/14	(119,688)

Total Put Options Written — (0.5)% (premiums received $1,067,430)				$(857,013)

Other Assets, Less Liabilities — (0.8)%				$(1,246,548)

Net Assets — 100.0%				$156,981,861

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

PSF	-	Permanent School Fund

At September 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	16.5%
Others, representing less than 10% individually	78.8%

(1)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $16,650.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$153,605,708

Gross unrealized appreciation	$6,169,119
Gross unrealized depreciation	(223,582)

Net unrealized appreciation	$5,945,537

Written options activity for the fiscal year to date ended September 30, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,602	$2,301,317
Options written	32,566	21,369,689
Options terminated in closing purchase transactions	(6,635)	(4,638,611)
Options expired	(26,417)	(16,892,034)

Outstanding, end of period	3,116	$2,140,361

At September 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At September 30, 2014, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $210,802 and $1,322,836, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$138,149,975	$—	$138,149,975
Taxable Municipal Securities	—	11,400,111	—	11,400,111
Call Options Purchased	3,944	6,759	—	10,703
Put Options Purchased	88,257	111,842	—	200,099
Short-Term Investments	—	9,790,357	—	9,790,357
Total Investments	$92,201	$159,459,044	$—	$159,551,245

Liability Description
Call Options Written	$(150,385)	$(315,438)	$—	$(465,823)
Put Options Written	(357,398)	(499,615)	—	(857,013)
Total	$(507,783)	$(815,053)	$—	$(1,322,836)

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014